Segmental information	12 Months Ended
Dec. 31, 2025
Segmental information
Segmental information

Note 5. Segmental information

The Company’s chief operating decision maker (“CODM”) is the Chief Executive Officer (“CEO”). The CODM monitors the operating results of the Company for the purpose of making decisions about resource allocation and performance assessment.

Discrete financial information is available and used by the CODM to allocate resources solely on a consolidated basis, therefore the Company has only one operating and reporting segment.

Information regarding revenues by major product groupings and geographic areas, as well as information about major customers, is presented in Note 4 Revenue from contracts with customers and in the ‘Geographic information’ section of this note below.

Geographic information

The geographic information analyzes the Company’s revenue by region, including its country of domicile (Switzerland) and any country that accounts for more than 10% of revenue.

Revenue	Years Ended December 31,
in €‘000	2025	2024	2023
Switzerland	3,908	9,555	9,292
Malta	134,055	101,804	88,593
United States	323,805	262,765	166,008

In presenting the geographic information, revenue is attributed based on the geographic billing location of customers, aligned with the primary economic environment in which they operate.

Revenue	Years Ended December 31,
in €‘000	2025	2024	2023
North America	366,210	301,269	195,883
Africa	25,665	26,918	23,308
AsiaPac & Middle East	134,430	116,466	108,412
Europe	640,547	562,024	464,012
LATAM & Caribbean	123,113	99,879	86,006
Total	1,289,965	1,106,556	877,621

The geographic information analyzes the Company’s non-current assets by the Company’s country of domicile (Switzerland) and other countries. In presenting the geographic information, the non-current assets are based on the entity that holds the associated assets. Non-current assets exclude deferred tax assets and other financial assets.

Non-current assets	As of December 31,
in €‘000	2025	2024
Switzerland	1,333,669	1,218,323
Germany	58,379	57,790
United States	315,273	230,903
United Kingdom	302,224	56,822
Other countries[1]	109,474	116,206
Total	2,119,019	1,680,044

1No individual country represented more than 10% of the total.

Major customer

The Company did not have any individual customer that accounted for more than 10% of revenue during the years ended December 31, 2025, 2024 and 2023.